Major Customers	12 Months Ended
Dec. 31, 2015
Major Customer [Abstract]
MAJOR CUSTOMERS

NOTE 14 – MAJOR CUSTOMERS

The Company had the following major customers that individually accounted for 10% or more of revenue in any one of the years presented

	2015	Percentage	2014	Percentage
Eli Lilly and Company	$1,409,720	20%	$1,270,064	20%
Alcon Laboratories, Inc.	958,653	13%	797,972	12%
Astellas Pharma US, Inc.	341,555	5%	772,320	12%
Daiichi Sanyko, Inc.	541,201	7%	644,702	10%
Pfizer	521,317	7%	628,741	10%
All other customers	3,448,232	48%	2,389,163	36%

Total	$7,220,678	100%	$6,502,962	100%